Shareholder Report, Average Annual Return (Details)		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
C000273896
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.45%)
Without Sales Load [Member] | C000273896
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.73%)
Without Sales Load [Member] | C000273897
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.73%)
Without Sales Load [Member] | C000273895
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.75%)
Bloomberg US 3000 (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Average Annual Return, Percent	1.99%
Bloomberg US 3000 (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Average Annual Return, Percent	1.99%
Bloomberg US 3000 (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Average Annual Return, Percent	1.99%
Bloomberg US 3000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Value (USD) TR
Average Annual Return, Percent	(0.34%)
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	(0.13%)
Bloomberg US 3000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Value (USD) TR
Average Annual Return, Percent	(0.34%)
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	(0.13%)
Bloomberg US 3000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Value (USD) TR
Average Annual Return, Percent	(0.34%)
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	(0.13%)